                             OppenheimerFunds, Inc.
                               498 Seventh Avenue
                            New York, New York 10018

January 2, 2003

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:      Oppenheimer Quest For Value Funds
                  Reg. No. 33-15489; File No. 811-5225
                  EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933,  as amended,  I hereby  represent  that,  with  respect  to the  each  of the  Prospectuses  and
Statements  of  Additional  Information  of Quest  Balanced  Value  Fund,  Quest
Opportunity  Value  Fund and  Small  Cap  Value  Fund  which  are  series of the
Registrant,  dated  December 23, 2002, no changes were made to the  Prospectuses and  the  Statements  of  Additional  Information  contained  in  Post-Effective
Amendment No. 51 to the Registrant's  Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December
23, 2002.

                                                     Very truly yours,

                                                     /s/Peter E. Pisapia
                                                     ---------------------------
                                                     Peter E. Pisapia
                                                     Assistant Vice President &
                                                     Assistant Counsel
                                                     (212) 323-0248
Attachments

cc:    Ronald M. Feiman, Esq.
       Gloria LaFond